Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-1

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF SEPARATE ACCOUNT VLI-2

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (5)

dated March 8, 2019 to the:

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2018, as supplemented May 24, 2018, August 15, 2018, November 15, 2018, and January 8, 2019

Intelligent Variable Annuity® Prospectus

dated May 1, 2018, as supplemented May 24, 2018, August 15, 2018, November 15, 2018, and January 8, 2019

M Intelligent VUL Prospectus

dated May 1, 2018, as supplemented August 15, 2018, November 15, 2018, December 12, 2018, and December 28, 2018

M Intelligent Survivorship VUL Prospectus

dated May 1, 2018, as supplemented August 15, 2018, November 15, 2018, December 12, 2018, and December 28, 2018

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DFA VA EQUITY ALLOCATION PORTFOLIO

DFA VA GLOBAL BOND PORTFOLIO

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

DFA VA INTERNATIONAL SMALL PORTFOLIO

DFA VA INTERNATIONAL VALUE PORTFOLIO

DFA VA SHORT-TERM FIXED PORTFOLIO

DFA VA U.S. LARGE VALUE PORTFOLIO

DFA VA U.S. TARGETED VALUE PORTFOLIO

DFA VIT INFLATION PROTECTED SECURITIES PORTFOLIO

On pages 7-11 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, pages 8-10 of the M Intelligent Life VUL prosepectus, and pages 7-9 of the M Intelligent Life Survivorship VUL prospectus, the Annual Portfolio Operating Expenses table has changed as follows to reflect changes in the expenses for these 9 DFA portfolios effective February 28, 2019.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
DFA VA Equity Allocation Portfolio[1]	0.30%	0.00%	0.11%	0.25%	0.66%	0.26%	0.40%
DFA VA Global Bond Portfolio	0.22%	0.00%	0.02%	0.00%	0.24%	0.00%	0.24%
DFA VA Global Moderate Allocation Portfolio[2]	0.25%	0.00%	0.01%	0.24%	0.50%	0.20%	0.30%
DFA VA International Small Portfolio	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
DFA VA International Value Portfolio	0.40%	0.00%	0.03%	0.00%	0.43%	0.00%	0.43%
DFA VA Short-Term Fixed Portfolio	0.18%	0.00%	0.02%	0.00%	0.20%	0.00%	0.20%
DFA VA U.S. Large Value Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA U.S. Targeted Value Portfolio	0.35%	0.00%	0.02%	0.00%	0.37%	0.00%	0.37%
DFA VIT Inflation Protected Securities Portfolio	0.10%	0.00%	0.02%	0.00%	0.12%	0.00%	0.12%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[2]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

On pages 4-8 of the Intelligent Variable Annuity prospectus, the Annual Portfolio Operating Expenses table has changed as follows to reflect changes in the expenses for these 8 DFA portfolios effective February 28, 2019.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
DFA VA Equity Allocation Portfolio[1]	0.30%	0.00%	0.11%	0.25%	0.66%	0.26%	0.40%
DFA VA Global Bond Portfolio	0.22%	0.00%	0.02%	0.00%	0.24%	0.00%	0.24%
DFA VA Global Moderate Allocation Portfolio[2]	0.25%	0.00%	0.01%	0.24%	0.50%	0.20%	0.30%
DFA VA International Small Portfolio	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
DFA VA International Value Portfolio	0.40%	0.00%	0.03%	0.00%	0.43%	0.00%	0.43%
DFA VA Short-Term Fixed Portfolio	0.18%	0.00%	0.02%	0.00%	0.20%	0.00%	0.20%
DFA VA U.S. Large Value Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA U.S. Targeted Value Portfolio	0.35%	0.00%	0.02%	0.00%	0.37%	0.00%	0.37%

[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[2]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

For more information about these changes and about the portfolios in general, refer to the Dimensional Fund Prospectus.

A40482 03/19